UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Special Value Trust

4/30/09

MFV-SEM

Managed Distribution Policy Disclosure

The MFS Special Value Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders - the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® Special Value Trust

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent market events have shown the value of certain types of investments. In down markets especially, the benefits that funds offer - diversification, professional management, and transparency of operations — become even more important for investors.

This year, MFS celebrates the 85th anniversary of its flagship fund, Massachusetts Investors Trust. Founded in 1924, Massachusetts Investors Trust was America’s first mutual fund. Over the years, MFS has managed money through wars, recessions, and countless boom and bust market cycles. As dire as today’s economic climate may seem, experience has taught us the benefits of maintaining a long-term view. No one can predict when the market will fully recover. Still, we remain fully confident that the hallmarks of funds — diversification, professional management, and transparency — can serve long-term investors well through any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact MFS or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
NRG Energy, Inc., 7.375%, 2016	2.0%
Mirant Americas Generation LLC, 8.5%, 2021	1.7%
Innophos, Inc., 8.875%, 2014	1.4%
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1.3%
Biomet, Inc., 11.625%, 2017	1.2%
Marquee Holdings, Inc., 9.505%, 2014	1.1%
Community Health Systems, Inc., 8.875%, 2015	1.1%
Service Corp. International, 7%, 2017	1.1%
Allison Transmission, Inc., 11%, 2015	1.1%
Pinnacle Entertainment, Inc., 7.5%, 2015	1.0%

Credit quality of bonds (r)
AAA	4.2%
AA	0.8%
A	1.0%
BBB	3.7%
BB	16.1%
B	43.6%
CCC	23.0%
CC	1.7%
C	0.3%
D	2.4%
Not Rated	3.2%

Portfolio facts
Average Duration (d)(i)	3.6
Effective Maturity (i)(m)	5.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the ‘‘AAA’’-rating category. Percentages are based on the total market value of investments as of 04/30/09.

Percentages are based on net assets as of 4/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S. and foreign issuers, corporate bonds of U.S. and/or foreign issuers, debt instruments of issuers located in emerging market countries, and/or equity securities. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

The fund seeks to make a monthly distribution at an annual fixed rate of up to 10% of the fund’s average monthly net asset value.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

If approved by the fund’s Board of Trustees, the fund may use leverage through the issuance of preferred shares, borrowing from banks, and/or other methods of creating leverage, and investing the proceeds pursuant to its investment strategies.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

Stock markets are volatile and can decline due to adverse issuer, market, industry, political, regulatory or economic conditions. The value of the portfolio’s equity investments will fluctuate in response to many factors including company specific factors as well as general market, economic, political and regulatory conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio manager of the Fund since 2002.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004. Portfolio manager of the Fund since 2006.

Other Notes

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average daily net assets.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

Dividend Reinvestment and Cash Purchase Plan – continued

The following changes in the Plan will take effect on September 1, 2009:

•

When dividend reinvestment is being made through purchases in the open market, such purchases will be made on or shortly after the payment date for such distribution (except where temporary limits on purchases are legally required) and in no event more than 15 days thereafter (instead of 45 days as previously specified).

•

In an instance where the Plan Agent either cannot invest the full amount of the distribution through open market purchases or the fund’s shares are no longer selling at a discount to the current net asset value per share, the fund will supplementally issue additional shares at the greater of net asset value per share or 95% of the current market value price per share calculated on the date that such request is made (instead of the distribution date net asset value as previously specified). This price may be greater or lesser than the fund’s net asset value per share on the distribution payment date.

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 81.6%
Issuer	Shares/Par	Value ($)

Aerospace - 1.0%
Bombardier, Inc., 6.3%, 2014 (n)	$ 100,000	$84,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	95,000	32,054
TransDigm Group, Inc., 7.75%, 2014	65,000	63,538
Vought Aircraft Industries, Inc., 8%, 2011	440,000	179,300

		$358,892
Airlines - 0.8%
AMR Corp., 7.858%, 2011	$ 105,000	$87,150
Continental Airlines, Inc., 7.339%, 2014	322,000	202,860

		$290,010
Apparel Manufacturers - 0.0%
Propex Fabrics, Inc., 10%, 2012 (d)	$ 395,000	$494

Asset Backed & Securitized - 4.6%
Anthracite Ltd., CDO, 6%, 2037 (z)	$ 450,000	$36,000
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	79,804	38,663
Banc of America Commercial Mortgage, Inc., 5.772%, 2051	332,318	143,672
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	150,000	113,190
Banc of America Commercial Mortgage, Inc., FRN, 5.812%, 2051	77,897	30,838
Banc of America Commercial Mortgage, Inc., FRN, 6.209%, 2051 (z)	328,951	29,157
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049	220,000	26,838
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049	145,000	112,344
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	72,952	34,910
CWCapital Cobalt Ltd., 5.223%, 2048	40,000	29,093
Falcon Franchise Loan LLC, FRN, 4.334%, 2025 (i)(z)	454,414	32,445
GS Mortgage Securities Corp., 5.56%, 2039	175,000	143,755
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	230,909	99,291
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	157,602	71,471
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	240,000	182,055
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049	142,189	26,687
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049	217,049	31,632
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049	595,809	64,684
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	95,000	14,967

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	$ 95,000	$16,814
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049	249,789	119,800
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	145,000	100,631
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	64,000	28,800
Morgan Stanley Capital I, Inc., FRN, 0%, 2039 (i)(z)	644,749	14,236
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	225,000	23
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.882%, 2047	142,497	19,794
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047	89,972	9,157
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	251,812	107,446

		$1,678,442
Automotive - 3.4%
Allison Transmission, Inc., 11%, 2015 (n)	$ 600,000	$360,000
FCE Bank PLC, 7.125%, 2012	EUR 350,000	354,260
Ford Motor Credit Co. LLC, 9.75%, 2010	$ 285,000	256,513
Ford Motor Credit Co. LLC, 12%, 2015	335,000	283,137

		$1,253,910
Broadcasting - 3.9%
Allbritton Communications Co., 7.75%, 2012	$ 350,000	$159,250
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	165,000	21,168
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)	130,000	12,025
Clear Channel Communications, 10.75%, 2016 (n)	70,000	14,700
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	150,000	147,750
Lamar Media Corp., 6.625%, 2015	355,000	278,675
Lamar Media Corp., “C”, 6.625%, 2015	130,000	99,450
LBI Media Holdings, Inc., 11%, 2013	875,000	280,000
LBI Media, Inc., 8.5%, 2017 (z)	90,000	27,900
LIN TV Corp., 6.5%, 2013	380,000	220,400
Local TV Finance LLC, 9.25%, 2015 (p)(z)	210,000	15,983
Newport Television LLC, 13%, 2017 (n)(p)	330,000	4,423
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (p)(z)	209,120	58,975
Nexstar Broadcasting Group, Inc., 7%, 2014	69,000	24,495
Univision Communications, Inc., 9.75%, 2015 (n)(p)	330,000	46,338
Young Broadcasting, Inc., 8.75%, 2014 (d)	405,000	2,025

		$1,413,557

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.9%
Janus Capital Group, Inc., 6.95%, 2017	$ 155,000	$100,517
Nuveen Investments, Inc., 10.5%, 2015 (n)	425,000	214,625

		$315,142
Building - 1.4%
Associated Materials, Inc., 9.75%, 2012	$ 75,000	$60,375
Associated Materials, Inc., 11.25%, 2014	230,000	82,800
Building Materials Corp. of America, 7.75%, 2014	170,000	142,375
Nortek, Inc., 10%, 2013	160,000	102,400
Nortek, Inc., 8.5%, 2014	205,000	45,100
Ply Gem Industries, Inc., 11.75%, 2013	165,000	95,700

		$528,750
Business Services - 1.5%
First Data Corp., 9.875%, 2015	$ 240,000	$165,900
Iron Mountain, Inc., 6.625%, 2016	85,000	81,175
SunGard Data Systems, Inc., 9.125%, 2013	45,000	42,975
SunGard Data Systems, Inc., 10.25%, 2015	290,000	252,300

		$542,350
Cable TV - 4.3%
CCO Holdings LLC, 8.75%, 2013	$ 305,000	$264,588
Charter Communications, Inc., 8.375%, 2014 (n)	105,000	95,550
Charter Communications, Inc., 10.875%, 2014 (n)	70,000	69,650
CSC Holdings, Inc., 8.5%, 2014 (n)	50,000	51,000
CSC Holdings, Inc., 8.5%, 2015 (n)	165,000	167,063
DirectTV Holdings LLC, 7.625%, 2016	295,000	292,050
Mediacom LLC, 9.5%, 2013	305,000	298,900
Videotron LTEE, 6.875%, 2014	45,000	43,706
Virgin Media, Inc., 9.125%, 2016	303,000	298,455

		$1,580,962
Chemicals - 3.2%
Innophos Holdings, Inc., 8.875%, 2014	$ 595,000	$499,800
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	547,000	464,950
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	145,000	25,154
Momentive Performance Materials, Inc., 11.5%, 2016	205,000	46,125
Nalco Co., 8.875%, 2013	115,000	115,575

		$1,151,604
Construction - 0.2%
Lennar Corp., 12.25%, 2017 (z)	$ 60,000	$60,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Goods & Services - 2.9%
GEO Group, Inc., 8.25%, 2013	$ 165,000	$157,163
Jarden Corp., 7.5%, 2017	235,000	207,975
KAR Holdings, Inc., 10%, 2015	270,000	156,600
KAR Holdings, Inc., FRN, 5.17%, 2014	75,000	40,875
Service Corp. International, 7%, 2017	440,000	394,900
Ticketmaster, 10.75%, 2016 (n)	135,000	92,138

		$1,049,651
Containers - 0.7%
Graham Packaging Holdings Co., 9.875%, 2014	$ 305,000	$246,669

Electronics - 0.4%
Avago Technologies Ltd., 11.875%, 2015	$ 105,000	$91,613
Freescale Semiconductor, Inc., 8.875%, 2014	115,000	39,100
Spansion, Inc., 11.25%, 2016 (d)(n)	310,000	31,000

		$161,713
Emerging Market Quasi-Sovereign - 0.8%
OAO Gazprom, 9.625%, 2013	$ 60,000	$57,750
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	113,375
TransCapitalInvest Ltd., 5.67%, 2014	131,000	105,455

		$276,580
Emerging Market Sovereign - 0.2%
Republic of Argentina, 7%, 2011	$ 167,000	$78,374

Energy - Independent - 5.9%
Anadarko Petroleum Corp., 8.7%, 2019	$ 110,000	$115,387
Chaparral Energy, Inc., 8.875%, 2017	350,000	141,750
Chesapeake Energy Corp., 9.5%, 2015	60,000	60,600
Chesapeake Energy Corp., 6.375%, 2015	415,000	366,238
Forest Oil Corp., 8.5%, 2014 (n)	110,000	106,700
Forest Oil Corp., 7.25%, 2019	75,000	62,438
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	136,800
Mariner Energy, Inc., 8%, 2017	225,000	163,125
McMoRan Exploration Co., 11.875%, 2014	95,000	70,300
Newfield Exploration Co., 6.625%, 2016	50,000	45,250
OPTI Canada, Inc., 8.25%, 2014	330,000	181,500
Petrohawk Energy Corp., 10.5%, 2014 (n)	90,000	90,450
Plains Exploration & Production Co., 7%, 2017	265,000	227,900
Quicksilver Resources, Inc., 7.125%, 2016	350,000	218,750
SandRidge Energy, Inc., 8%, 2018 (n)	175,000	153,125

		$2,140,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Entertainment - 1.6%
AMC Entertainment, Inc., 11%, 2016	$ 155,000	$151,900
Marquee Holdings, Inc., 9.505%, 2014	535,000	415,963

		$567,863
Financial Institutions - 1.6%
GMAC LLC, 6.875%, 2011 (z)	$ 378,000	$328,860
GMAC LLC, 7%, 2012 (z)	80,000	65,600
GMAC LLC, 6.75%, 2014 (z)	105,000	77,700
GMAC LLC, 8%, 2031 (z)	139,000	97,300

		$569,460
Food & Beverages - 1.3%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$ 120,000	$125,636
ARAMARK Corp., 8.5%, 2015	105,000	100,275
Dean Foods Co., 7%, 2016	260,000	253,500

		$479,411
Forest & Paper Products - 2.0%
Abitibi-Consolidated, Inc., 7.4%, 2018 (d)	$ 130,000	$8,125
Georgia-Pacific Corp., 7.125%, 2017 (n)	175,000	165,375
Georgia-Pacific Corp., 8%, 2024	75,000	63,750
Graphic Packaging International Corp., 9.5%, 2013	185,000	166,963
Jefferson Smurfit Corp., 8.25%, 2012 (d)	335,000	70,350
JSG Funding PLC, 7.75%, 2015	30,000	17,850
Millar Western Forest Products Ltd., 7.75%, 2013	470,000	159,800
NewPage Holding Corp., 10%, 2012	75,000	35,250
Smurfit-Stone Container Corp., 8%, 2017 (d)	141,000	30,315

		$717,778
Gaming & Lodging - 4.2%
Boyd Gaming Corp., 6.75%, 2014	$ 145,000	$110,200
Firekeepers Development Authority, 13.875%, 2015 (z)	190,000	136,800
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (a)(n)	290,000	10,150
Harrah’s Operating Co., Inc., 10%, 2018 (z)	116,000	54,520
Harrah’s Operating Co., Inc., 10%, 2018 (z)	355,000	166,850
Host Hotels & Resorts, Inc., 7.125%, 2013	75,000	70,500
Host Hotels & Resorts, Inc., 6.75%, 2016	75,000	65,438
MGM Mirage, 8.375%, 2011	70,000	28,700
MGM Mirage, 7.5%, 2016	130,000	72,800
MTR Gaming Group, Inc., 9%, 2012	80,000	37,600
Newland International Properties Corp., 9.5%, 2014 (n)	156,000	83,460
Pinnacle Entertainment, Inc., 7.5%, 2015	450,000	373,500
Royal Caribbean Cruises Ltd., 7%, 2013	95,000	73,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	$ 40,000	$37,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	55,000	47,025
Station Casinos, Inc., 6%, 2012 (d)	208,000	72,280
Station Casinos, Inc., 6.5%, 2014 (d)	345,000	12,075
Station Casinos, Inc., 6.875%, 2016 (d)	565,000	18,363
Station Casinos, Inc., 7.75%, 2016 (d)	72,000	24,480
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	350,000	25,375

		$1,520,941
Industrial - 1.5%
Baldor Electric Co., 8.625%, 2017	$ 70,000	$61,950
Blount International, Inc., 8.875%, 2012	100,000	97,000
JohnsonDiversey, Inc., 9.625%, 2012	EUR 70,000	75,020
JohnsonDiversey, Inc., “B”, 9.625%, 2012	$ 315,000	298,463

		$532,433
Insurance - Property & Casualty - 0.4%
USI Holdings Corp., 9.75%, 2015 (z)	$ 310,000	$148,800

Major Banks - 1.3%
Bank of America Corp., 8% to 2018, FRN to 2049	$ 415,000	$235,778
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	335,000	254,851

		$490,629
Medical & Health Technology & Services - 8.0%
Accellent, Inc., 10.5%, 2013	$ 180,000	$135,900
Biomet, Inc., 10%, 2017	65,000	67,600
Biomet, Inc., 11.625%, 2017	455,000	441,350
Community Health Systems, Inc., 8.875%, 2015	415,000	412,925
DaVita, Inc., 6.625%, 2013	71,000	69,758
DaVita, Inc., 7.25%, 2015	193,000	188,658
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	127,200
HCA, Inc., 9%, 2014	320,000	257,770
HCA, Inc., 6.375%, 2015	200,000	158,000
HCA, Inc., 9.25%, 2016	115,000	113,850
HCA, Inc., 8.5%, 2019 (z)	100,000	100,625
Psychiatric Solutions, Inc., 7.75%, 2015	160,000	146,400
Surgical Care Affiliates, Inc., 10%, 2017 (z)	185,000	120,250
U.S. Oncology, Inc., 10.75%, 2014	280,000	259,700
Universal Hospital Services, Inc., 8.5%, 2015 (p)	185,000	172,050
Universal Hospital Services, Inc., FRN, 5.942%, 2015	35,000	26,863
VWR Funding, Inc., 10.25%, 2015 (p)	180,000	130,950

		$2,929,849

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 3.0%
Anglo American PLC, 9.375%, 2019 (n)	$ 100,000	$101,798
FMG Finance Ltd., 10.625%, 2016 (n)	330,000	288,750
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	145,000	142,100
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	180,000	157,950
Peabody Energy Corp., 7.375%, 2016	295,000	288,363
Rio Tinto PLC, 8.95%, 2014	100,000	103,509

		$1,082,470
Municipals - 0.6%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$ 235,000	$214,454

Natural Gas - Distribution - 0.6%
Inergy LP, 6.875%, 2014	$ 215,000	$202,100

Natural Gas - Pipeline - 1.9%
Atlas Pipeline Partners LP, 8.125%, 2015	$ 35,000	$21,175
Atlas Pipeline Partners LP, 8.75%, 2018	145,000	88,450
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	250,000	248,104
El Paso Corp., 8.25%, 2016	120,000	117,000
El Paso Corp., 7.25%, 2018	140,000	127,750
Energy Transfer Partners LP, 9%, 2019	95,000	103,666

		$706,145
Network & Telecom - 3.0%
Cincinnati Bell, Inc., 8.375%, 2014	$ 280,000	$276,500
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	185,000	178,525
Qwest Communications International, Inc., 7.25%, 2011	140,000	137,900
Qwest Communications International, Inc., 7.25%, 2011	220,000	215,050
Qwest Corp., 8.875%, 2012	60,000	60,900
Qwest Corp., 8.375%, 2016 (z)	60,000	59,700
Windstream Corp., 8.625%, 2016	165,000	164,175

		$1,092,750
Other Banks & Diversified Financials - 0.1%
CenterCredit International B.V., 8.625%, 2014	$ 100,000	$48,000

Printing & Publishing - 1.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$ 20,743	$9,490
American Media Operations, Inc., 14%, 2013 (p)(z)	216,575	94,060
Dex Media West LLC, 9.875%, 2013 (a)	394,000	112,290
Idearc, Inc., 8%, 2016 (d)	218,000	3,543
Morris Publishing, 7%, 2013 (d)	220,000	9,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - continued
Nielsen Finance LLC, 10%, 2014	$ 190,000	$178,600
Nielsen Finance LLC, 11.5%, 2016 (z)	50,000	47,250
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	141,000	77,550
Quebecor World, Inc., 6.125%, 2013 (d)	175,000	3,281
Tribune Co., 5.25%, 2015 (d)	125,000	5,313

		$540,452
Railroad & Shipping - 0.1%
Kansas City Southern Railway, 8%, 2015	$ 60,000	$51,900

Real Estate - 0.2%
Agile Property Holding Ltd., 9%, 2013	$ 100,000	$86,185

Retailers - 1.7%
Couche-Tard, Inc., 7.5%, 2013	$ 55,000	$54,450
General Nutrition Centers, Inc., FRN, 6.403%, 2014 (p)	210,000	159,600
Macy’s Retail Holdings, Inc., 5.35%, 2012	50,000	45,631
Macy’s Retail Holdings, Inc., 5.75%, 2014	85,000	72,257
Rite Aid Corp., 7.5%, 2017	80,000	59,400
Sally Beauty Holdings, Inc., 10.5%, 2016	230,000	221,950

		$613,288
Specialty Stores - 0.5%
Payless ShoeSource, Inc., 8.25%, 2013	$ 215,000	$178,450

Supermarkets - 0.1%
SUPERVALU, Inc., 8%, 2016	$ 30,000	$29,100

Telecommunications - Wireless - 2.4%
Charter Communications, Inc., 7.75%, 2017 (z)	$ 60,000	$60,600
Crown Castle International Corp., 9%, 2015	80,000	81,600
MetroPCS Wireless, Inc., 9.25%, 2014	225,000	225,281
Nextel Communications, Inc., 6.875%, 2013	70,000	53,725
Sprint Nextel Corp., 8.375%, 2012	115,000	110,256
Sprint Nextel Corp., 8.75%, 2032	65,000	49,400
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	300,000	312,000

		$892,862
Telephone Services - 0.3%
Frontier Communications Corp., 8.25%, 2014	$ 115,000	$112,988

Tobacco - 0.6%
Altria Group, Inc., 9.7%, 2018	$ 190,000	$222,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.7%
Eurocar Groupe S.A., FRN, 5.459%, 2013 (n)	EUR 140,000	$74,094
Hertz Corp., 8.875%, 2014	$ 235,000	182,125

		$256,219
Utilities - Electric Power - 6.3%
AES Corp., 8%, 2017	$ 220,000	$201,300
Dynegy Holdings, Inc., 7.5%, 2015	175,000	137,375
Dynegy Holdings, Inc., 7.75%, 2019	155,000	113,925
Edison Mission Energy, 7%, 2017	50,000	37,750
Mirant Americas Generation LLC, 8.5%, 2021	750,000	626,250
NGC Corp. Capital Trust, 8.316%, 2027	275,000	134,750
NRG Energy, Inc., 7.375%, 2016	745,000	717,063
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	555,000	314,963

		$2,283,376
Total Bonds (Identified Cost, $41,243,930)		$29,698,239

Convertible Bonds - 0.2%
Telephone Services - 0.2%
Virgin Media, Inc., 6.5%, 2016 (Identified Cost, $43,929) (z)	$ 79,000	$57,571

Floating Rate Loans (g)(r) - 6.9%
Aerospace - 0.5%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.22%, 2014	$ 15,994	$8,219
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.7%, 2014	336,436	172,891

		$181,110
Automotive - 1.6%
Accuride Corp., Term Loan B, 8%, 2012	$ 22,909	$13,702
Federal-Mogul Corp., Term Loan B, 2.43%, 2014	192,108	107,340
Ford Motor Co., Term Loan B, 3.69%, 2013	445,288	279,216
General Motors, Term Loan B, 8%, 2013	266,058	172,007
Mark IV Industries, Inc., Second Lien Term Loan, 9.86%, 2011 (d)	267,279	2,339

		$574,604
Broadcasting - 0.4%
Gray Television, Inc., Term Loan, 4%, 2014 (o)	$ 84,941	$35,463
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	189,973	71,952
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	70,034	26,525

		$133,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Building - 0.3%
Building Materials Holding Corp., Term Loan, 3.25%, 2014	$ 23,987	$17,880
Roofing Supply Group, Inc., Term Loan, 9.5%, 2013 (p)	151,915	95,706

		$113,586
Business Services - 0.8%
First Data Corp., Term Loan B-1, 3.19%, 2014	$ 390,063	$284,063

Cable TV - 0.2%
Charter Communications Operating LLC, Term Loan, 4.69%, 2014	$ 106,803	$89,744

Consumer Goods & Services - 0.1%
KAR Holdings, Inc., Term Loan B, 3.1%, 2013	$ 31,350	$25,989

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.26%, 2013	$ 76,875	$44,468

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2010 (d)	$ 76,325	$59,024

Gaming & Lodging - 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.71%, 2014	$ 450,000	$27,000
Harrah’s Entertainment, Inc., Term Loan B-2, 2015 (o)	66,278	46,947
MGM Mirage, Term Loan, 2011 (o)	52,002	32,014

		$105,961
Industrial - 0.1%
Oshkosh Truck Corp., Term Loan B, 7.24%, 2013	$ 23,567	$19,266

Medical & Health Technology & Services - 0.0%
Community Health Systems, Inc., Term Loan, 2.68%, 2014	$ 883	$795
Community Health Systems, Inc., Term Loan B, 3.45%, 2014	17,284	15,558

		$16,353
Printing & Publishing - 0.3%
Nielsen Finance LLC, Term Loan B, 2.47%, 2013	$ 47,375	$40,015
Tribune Co., Incremental Term Loan, 5.25%, 2014 (d)	292,517	72,764

		$112,779
Specialty Chemicals - 0.3%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$ 28,075	$28,388
LyondellBasell, DIP Term Loan B-3, 5.94%, 2014	28,061	21,520
LyondellBasell, Dutch Tranche Revolving Credit Loan, 5.75%, 2014 (o)	2,352	780
LyondellBasell, Dutch Tranche Term Loan, 5.75%, 2014 (o)	5,565	1,845

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Specialty Chemicals - continued
LyondellBasell, German Tranche Term Loan B-1, 6%, 2014 (o)	$ 6,752	$2,239
LyondellBasell, German Tranche Term Loan B-2, 6%, 2014 (o)	6,752	2,239
LyondellBasell, German Tranche Term Loan B-3, 6%, 2014 (o)	6,752	2,239
LyondellBasell, US Tranche Revolving Credit Loan, 5.75%, 2014 (o)	8,819	2,925
LyondellBasell, US Tranche Term Loan, 5.75%, 2014 (o)	16,803	5,573
LyondellBasell, US Tranche Term Loan B-1, 7%, 2014 (o)	29,298	9,717
LyondellBasell, US Tranche Term Loan B-2, 7%, 2014 (o)	29,298	9,717
LyondellBasell, US Tranche Term Loan B-3, 7%, 2014 (o)	29,298	9,717

		$96,899
Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 2.7%, 2013	$ 95,252	$65,315

Utilities - Electric Power - 1.6%
Calpine Corp., DIP Term Loan, 4.1%, 2014	$ 249,845	$212,212
NRG Energy, Inc., Letter of Credit, 2.82%, 2013	53,802	49,924
NRG Energy, Inc., Term Loan, 2.72%, 2013	100,970	93,692
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.97%, 2014	351,940	236,999

		$592,827
Total Floating Rate Loans (Identified Cost, $3,871,807)		$2,515,928

Common Stocks - 6.1%
Biotechnology - 0.6%
Amgen, Inc. (a)	4,400	$213,268

Cable TV - 1.2%
Cablevision Systems Corp., “A”	11,000	$188,760
Comcast Corp., “A”	15,700	242,722
Time Warner Cable, Inc.	766	24,688

		$456,170
Construction - 1.5%
D.R. Horton, Inc.	18,300	$238,815
Masco Corp.	36,400	322,504

		$561,319
Containers - 0.2%
Owens-Illinois, Inc. (a)	2,600	$63,414

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)	2,090	$17,054

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 0.6%
Chevron Corp.	3,200	$211,520

Gaming & Lodging - 0.3%
Pinnacle Entertainment, Inc. (a)	9,300	$116,064

Machinery & Tools - 0.1%
Accuride Corp. (a)	69,200	$25,604

Medical Equipment - 0.6%
Boston Scientific Corp. (a)	18,000	$151,380
Pall Corp.	2,100	55,461

		$206,841
Printing & Publishing - 0.0%
American Media, Inc. (a)	3,970	$5,320
Golden Books Family Entertainment, Inc. (a)	53,266	0

		$5,320
Telephone Services - 0.2%
Adelphia Business Solutions, Inc. (a)	40,000	$0
Windstream Corp.	7,900	65,570

		$65,570
Utilities - Electric Power - 0.8%
Dynegy, Inc., “A” (a)	38,000	$67,640
NRG Energy, Inc. (a)	12,534	225,361

		$293,001
Total Common Stocks (Identified Cost, $4,197,980)		$2,235,145

Preferred Stocks - 0.8%
Automotive - 0.1%
Preferred Blocker, Inc., 7% (z)	93	$27,900

Broadcasting - 0.1%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	795	$20,885

Major Banks - 0.6%
Bank of America Corp., 8.625%	16,000	$224,160
Total Preferred Stocks (Identified Cost, $1,240,785)		$272,945

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 2.8%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	1,030,455	$1,030,455
Total Investments (Identified Cost, $51,628,886)		$35,810,283

Other Assets, Less Liabilities - 1.6%		570,628
Net Assets - 100.0%		$36,380,911

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(e)	The rate shown represents a current effective yield, not a coupon rate.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,280,429, representing 9.0% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09	$12,927	$9,490
American Media Operations, Inc., 14%, 2013	1/29/09	114,391	94,060
Anthracite Ltd., CDO, 6%, 2037	5/14/02	381,586	36,000
Banc of America Commercial Mortgage, Inc., FRN, 6.209%, 2051	6/19/08	240,701	29,157

Portfolio of Investments (unaudited) – continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
Bonten Media Acquisition Co., 9%, 2015	5/22/07-5/31/07	$165,450	$21,168
Charter Communications, Inc., 7.75%, 2017	4/15/09	58,256	60,600
Falcon Franchise Loan LLC, FRN, 4.334%, 2025	1/29/03	52,293	32,445
Firekeepers Development Authority, 13.875%, 2015	4/22/08	183,072	136,800
GMAC LLC, 6.875%, 2011	12/26/08-3/11/09	303,425	328,860
GMAC LLC, 7%, 2012	1/23/09	58,001	65,600
GMAC LLC, 6.75%, 2014	2/09/09	69,618	77,700
GMAC LLC, 8%, 2031	12/26/08	86,535	97,300
HCA, Inc., 8.5%, 2019	4/15/09	96,760	100,625
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08-10/03/08	133,514	54,520
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08-10/03/08	408,064	166,850
LBI Media, Inc., 8.5%, 2017	7/18/07	88,515	27,900
Lennar Corp., 12.25%, 2017	4/23/09	58,859	60,900
Local TV Finance LLC, 9.25%, 2015	11/09/07-12/11/07	202,716	15,983
Morgan Stanley Capital I, Inc., FRN, 0%, 2039	7/20/04	23,973	14,236
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014	11/13/07-6/10/08	169,376	58,975
Nielsen Finance LLC, 11.5%, 2016	4/24/09	46,087	47,250
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	71,610	27,900
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	236,250	23
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	187,000	19
Qwest Corp., 8.375%, 2016	4/07/09	55,522	59,700
Surgical Care Affiliates, Inc., 10%, 2017	6/21/07	185,000	120,250
USI Holdings Corp., 9.75%, 2015	4/26/07-11/28/07	295,951	148,800
Virgin Media, Inc., 6.5%, 2016	3/10/09-3/23/09	43,929	57,571
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05-3/19/08	307,200	312,000
Total Restricted Securities			$2,262,712
% of Net Assets			6.2%

Derivative Contracts at 4/30/09

Forward Foreign Currency Exchange Contracts at 4/30/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation – Liability Derivatives
SELL	EUR	UBS AG	308,838	5/20/09	$397,875	$408,602	$(10,727)

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $50,598,431)	$34,779,828
Underlying funds, at cost and value	1,030,455
Total investments, at value (identified cost, $51,628,886)		$35,810,283
Cash	10,903
Receivables for
Investments sold	332,886
Interest and dividends	923,637
Other assets	23,154
Total assets		$37,100,863
Liabilities
Payables for
Distributions	$22,862
Forward foreign currency exchange contracts	10,727
Investments purchased	490,982
Treasury shares reacquired	25,606
Payable to affiliates
Management fee	1,756
Transfer agent and dividend disbursing costs	1,998
Administrative services fee	96
Payable for independent trustees’ compensation	86,860
Accrued expenses and other liabilities	79,065
Total liabilities		$719,952
Net assets		$36,380,911
Net assets consist of
Paid-in capital	$66,238,877
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(15,829,142)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(14,467,162)
Undistributed net investment income	438,338
Net assets		$36,380,911
Shares of beneficial interest outstanding (6,831,740 issued, less 21,300 treasury shares)		6,810,440
Net asset value per share (net assets of $36,380,911/6,810,440 shares of beneficial interest outstanding)		$5.34

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,140,018
Dividends	95,917
Dividends from underlying funds	1,428
Foreign taxes withheld	(377)
Total investment income		$2,236,986
Expenses
Management fee	$192,761
Transfer agent and dividend disbursing costs	8,149
Administrative services fee	8,679
Independent trustees’ compensation	7,151
Stock exchange fee	11,714
Custodian fee	10,470
Shareholder communications	26,353
Auditing fees	29,678
Legal fees	1,752
Total expenses		$296,707
Fees paid indirectly	(66)
Reduction of expenses by investment adviser	(99)
Net expenses		$296,542
Net investment income		$1,940,444
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(3,262,472)
Swap transactions	(537,724)
Foreign currency transactions	5,741
Net realized gain (loss) on investments and foreign currency transactions		$(3,794,455)
Change in unrealized appreciation (depreciation)
Investments	$2,984,196
Swap transactions	352,399
Translation of assets and liabilities in foreign currencies	(22,566)
Net unrealized gain (loss) on investments and foreign currency translation		$3,314,029
Net realized and unrealized gain (loss) on investments and foreign currency		$(480,426)
Change in net assets from operations		$1,460,018

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
Change in net assets
From operations
Net investment income	$1,940,444	$4,203,975
Net realized gain (loss) on investments and foreign currency transactions	(3,794,455)	(9,703,648)
Net unrealized gain (loss) on investments and foreign currency translation	3,314,029	(14,558,399)
Change in net assets from operations	$1,460,018	$(20,058,072)
Distributions declared to shareholders
From net investment income	$(1,711,989)	$(4,123,108)
From tax return of capital	—	(1,430,050)
Total distributions declared to shareholders	$(1,711,989)	$(5,553,158)
Change in net assets from fund share transactions	$(314,964)	$1,509
Total change in net assets	$(566,935)	$(25,609,721)
Net assets
At beginning of period	36,947,846	62,557,567
At end of period (including undistributed net investment income of $438,338 and $209,883, respectively)	$36,380,911	$36,947,846

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.36		$9.08	$9.52	$9.66	$10.12	$9.80
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.61	$0.55	$0.56	$0.60	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)		(3.52)	(0.02)	0.26	(0.04)	0.74
Total from investment operations	$0.22		$(2.91)	$0.53	$0.82	$0.56	$1.33
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.60)	$(0.89)	$(0.59)	$(0.72)	$(0.58)
From net realized gain on investments	—		—	(0.08)	—	—	—
From tax return of capital	—		(0.21)	—	(0.37)	(0.30)	(0.43)
Total distributions declared to shareholders	$(0.25)		$(0.81)	$(0.97)	$(0.96)	$(1.02)	$(1.01)
Net increase from repurchase of capital shares	$0.01		$—	$—	$—	$—	$—
Net asset value, end of period	$5.34		$5.36	$9.08	$9.52	$9.66	$10.12
Per share market value, end of period	$4.36		$4.75	$8.44	$10.91	$10.85	$11.60
Total return at market value (%)	(2.42	)(n)	(36.80)	(14.74)	10.88	2.77	22.56 (b)
Total return at net asset value (%)(r)(s)	5.91	(n)	(33.71)	5.11	8.66	4.89	13.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.47	1.27	1.37	1.37	1.28
Expenses after expense reductions (f)	1.79	(a)	1.47	1.27	1.37	1.37	1.28
Net investment income	11.69	(a)	7.85	5.70	5.82	5.95	5.82
Portfolio turnover	22		91	76	72	47	72
Net assets at end of period (000 Omitted)	$36,381		$36,948	$62,558	$65,044	$65,478	$67,939

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and

Notes to Financial Statements (unaudited) – continued

asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,512,340	$32,271,738	$26,205	$35,810,283
Other Financial Instruments	$—	$(10,727)	$—	$(10,727)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(149,536)	—
Net purchases (sales)	8,496	—
Transfers in and/or out of Level 3	167,245	—
Balance as of 4/30/09	$26,205	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent

Notes to Financial Statements (unaudited) – continued

transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to

Notes to Financial Statements (unaudited) – continued

close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include forward foreign currency exchange contracts and swap agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Notes to Financial Statements (unaudited) – continued

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties and collateral, in the form of cash or securities, may be required to be posted by the counterparty to the fund and held in segregated accounts with the fund’s custodian. Counterparty risk is further mitigated by having ISDA Master Agreements between the fund and its counterparties providing for netting as described above.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to swap transactions where physical settlement applies, the delivery by the buyer to the seller of a deliverable reference obligation as defined by the contract. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country.

Notes to Financial Statements (unaudited) – continued

In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending

Notes to Financial Statements (unaudited) – continued

agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2009 there were no securities on loan.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At April 30, 2009, the portfolio had unfunded loan commitments of $9,356, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 0.10% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. No such designation had been made for the six months ended April 30, 2009. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, distressed securities, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/08
Ordinary income (including any short-term capital gains)	$4,123,108
Tax return of capital (a)	1,430,050
Total distributions	$5,553,158

(a)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$52,498,134
Gross appreciation	$479,960
Gross depreciation	(17,167,811)
Net unrealized appreciation (depreciation)	$(16,687,851)

As of 10/31/08
Capital loss carryforwards	$(9,776,970)
Other temporary differences	(262,746)
Net unrealized appreciation (depreciation)	(19,566,279)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/16	$(9,776,970)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 1.16% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2009, these fees paid to MFSC amounted to $3,014. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2009, these costs amounted to $4.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0523% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

For certain independent trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $2,081. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $13,899. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $79,545 at April 30, 2009, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $6,379 of deferred trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $268. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $99, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses

Notes to Financial Statements (unaudited) – continued

associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $7,613,712 and $7,244,425, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 78,000 shares of beneficial interest of which 56,700 shares were retired during the six months ended April 30, 2009 at an average price per share of $4.04 and a weighted average discount of 18.22% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Treasury shares reacquired	(78,000)	$(314,964)	—	$—

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus 0.30%. For the six months ended April 30, 2009, the fund’s commitment fee and interest expense were $121 and $0, respectively.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	4,646,945	(3,616,490)	1,030,455

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,428	$1,030,455

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the fund), including the portfolio of investments, as of April 30, 2009, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2009. These interim financial statements and financial highlights are the responsibility of the fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2008, and financial highlights for each of the five years in the period ended October 31, 2008, and in our report dated December 17, 2008, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 17, 2009

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1.800.SEC.0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/08-11/30/08	32,800	3.75	32,800	656,044
12/01/08-12/31/08	0	N/A	0	656,044
1/01/09-1/31/09	0	N/A	0	656,044
2/01/09-2/28/09	23,900	4.20	23,900	632,144
3/01/09-3/31/09	0	N/A	0	685,564
4/01/09-4/30/09	21,300	4.31	21,300	664,264
Total	78,000		78,000

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2009 plan year is 685,564.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.